Collaboration, License and Option Agreement with Curis, Inc (Details 1) - Curis, Inc. [Member] ₨ in Millions	Mar. 31, 2022 INR (₨)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Cost	₨ 2,699
Unrealized loss	(1,713)
Fair value	986
Collaboration Agreement [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Cost	1,452
Unrealized loss	(834)
Fair value	618
Amendment to Collaboration Agreement [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Cost	1,247
Unrealized loss	(879)
Fair value	₨ 368